Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Schedule of Assets Held for Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Beginning balance	$ 16,458	[1]	$ 48
Disposals from SAB transaction-related divestitures	(15,514)		(16,342)
Reclassified to assets held for sale in the period	91		7,959
Disposals	(26)		(28)
Effect of movements in foreign exchange	132		(51)
Other movements	(1,008)		48
Ending balance	133		16,458	[1]
Provisional fair values [Member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Beginning balance	16,439		48
Ending balance	133		16,439
Adjustments [Member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Beginning balance	$ 19
Ending balance			19
SAB [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Combination with SAB			$ 24,805

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).